Contingent liabilities and contingent assets (Tables)	6 Months Ended
Dec. 31, 2020
Contingent liabilities and contingent assets
Schedule of potential amount payable by type of condition and category of player

	First team
	squad	Other	Total
Type of condition	£’000	£’000	£’000
MUFC appearances/team success/new contract	26,956	12,888	39,844
International appearances	11,606	47	11,653
Other	33,650	813	34,463
	72,212	13,748	85,960